Share-Based Compensation - Summary of Weighted-Average Fair Value (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 shares
Disclosure of movement of potential shares [line items]
Performance based shares forfeited upon departure of certain beneficiaries	175,837
Performance based shares forfeited upon non-fulfilment of performance conditions	78,667
Performance share units (PSUs) [member]
Disclosure of movement of potential shares [line items]
Percentage of vesting multiplier	100.00%